Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2010 Predecessor
Current assets:
Cash and cash equivalents	$ 357	[1]	$ 556	[2]	$ 6,891	$ 6,891
Due from parent	597		597
Prepaid expenses and other current assets	58		186			150
Total current assets	1,012		1,339			7,041
Equipment and furnishings, net of accumulated depreciation and amortization of and $646 and $491, in 2011 and 2010, respectively	315		355			419
Other assets						16
Total assets	1,327		1,694			7,476
Current liabilities:
Accounts payable	747		387			724
Accrued expense and other current liabilities	537		544			1,113
Deferred revenue	797		816
Current maturities of capital lease obligations	18		29			51
Derivatives potentially settleable in cash						3,138
Total current liabilities	2,099		1,776			5,026
Convertible notes payable	1,000		500
Capital lease obligations, net of current maturities	5		5			20
Total liabilities	3,104		2,281			5,046
Commitments and contingencies (Notes 7, and 11)
Stockholder's deficit and divisional equity:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 1,500,000,000 shares authorized; 100,439,841 issued and outstanding at March 31, 2012,December 31, 2011 and December 31, 2010, respectively	10		10
Additional paid-in capital	4,416		3,680
Deficit accumulated during the developmental stage	(6,203)		(4,277)
Total stockholder's deficit	(1,777)		(587)		2,430
Total divisional equity						2,430
Total liabilities and stockholder's deficit	$ 1,327		$ 1,694			$ 7,476

[1]	The statement of cash flow for the period from January 1, 2003 (date of inception) to March 31, 2012 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the cash flows of RXi (Registrant) for the period September 24, 2011 to March 31, 2012.
[2]	The statements of cash flows for the years ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2011 include the cash flows of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with cash the flows of RXi (Registrant) for the period September 24, 2011 to December 31, 2011.